BASIC AND DILUTED INCOME PER SHARE	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
BASIC AND DILUTED INCOME PER SHARE	BASIC AND DILUTED INCOME PER SHARE
Basic income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the quarter.

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net income for the period attributable to the shareholders	56	2,445	4,542	6,911
Weighted-average number of ordinary shares, basic	35,443,258	28,556,422	35,176,469	28,556,422
Net income per share attributable to shareholders, basic	0.00	0.09	0.13	0.24

Net income for the period attributable to the shareholders	56	2,445	4,542	6,911
Weighted-average number of ordinary shares, diluted	36,057,597	31,401,166	36,131,524	31,401,166
Net income per share attributable to shareholders, diluted	0.00	0.08	0.13	0.22
For disclosures regarding the number of outstanding shares, see Note 9.